Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Abstract]
Schedule of consolidated financial statements
Name	Background		Ownership
MingZhu Investment Limited (“MingZhu BVI”)	● ● ●	A British Virgin Islands company Incorporated on January 15, 2018 A holding company	100% directly owned by MingZhu Cayman

YGMZ (Hong Kong) Limited (“MingZhu HK”)	● ● ●	A Hong Kong company Incorporated on February 2, 2018 A holding company	100% directly owned by MingZhu BVI

Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)	● ● ●	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services	100% directly owned by MingZhu HK

Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)	● ● ●	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services	100% directly owned by MingZhu HK

Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)	● ● ●	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services	100% directly owned by MingZhu

Cheyi (BVI) Limited (“Cheyi BVI”)	● ● ●	A British Virgin Islands company Incorporated on September 29, 2021 A holding company	100% directly owned by MingZhu Cayman

Cheyi (Hong Kong) Limited (“Cheyi HK”)	● ● ●	A Hong Kong company Incorporated on October 22, 2021 A holding company	100% directly owned by Cheyi BVI

Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Ningbo Cheyi” or Cheyi WFOE)	● ● ●	A PRC limited liability company Incorporated on November 2, 2021 A holding company	100% directly owned by Cheyi HK

Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi Network”)	● ● ●	A PRC limited liability company Incorporated on December 10, 2015 An integrated online car-hailing and driver management services company	100% owned by Ningbo Cheyi via contractual arrangements

Schedule of estimated useful lives of assets
Classification	Estimated Useful Life
Buildings and improvements	10 years
Computer and office equipment	3-5 years
Revenue equipment– trucking*	5 years
Revenue equipment – car rental**	6 years

*	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.
**	Revenue equipment – car rental are passenger cars only used for providing car rental services.

Schedule of disaggregated information of revenues
	2021	2020	2019
Guangdong province	$14,662,029	$13,522,929	$15,209,518
Xinjiang province	2,696,885	5,271,022	14,201,032
Total revenues	$17,358,914	$18,793,951	$29,410,550